Summary of significant accounting policies	9 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

(a)	Basis of consolidation

These condensed consolidated interim financial statements include the financial statements of the Company and its controlled subsidiaries. Control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the period are included in the consolidated statement of comprehensive loss from the effective date of control or up to the effective date of loss of control, as appropriate.

All intercompany transactions, balances, income and expenses are eliminated in full on consolidation.

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling interests’ share of changes in equity since the date of the combination. Losses applicable to the non-controlling interests in excess of their interest in the subsidiary’s equity are allocated against the interests of the Company except to the extent that the non-controlling interests have a binding obligation and are able to make an additional investment to cover the losses.

(b)	Significant accounting judgments and estimates

The preparation of these financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

The most significant estimates relate to depreciation of equipment, recoverability of trade and other receivables, valuation of deferred income tax amounts, impairment of mineral interests, calculation of share-based payments and the determination of environmental obligations.

The most significant judgments relate to recoverability of capitalized amounts, recognition of deferred tax assets and liabilities, the determination of functional currency, the determination of the economic viability of a project and going concern.